Losses per Share (Tables)	12 Months Ended
Dec. 31, 2012
Losses per Share [Abstract]
Schedule of losses per share
	2010	2011	2012
Loss:
Net loss	$(5.131)	$(69.559)	$(314.521)

Weighted average common shares outstanding, basic and diluted	4.099.277	4.736.485	5.393.131

Loss per share, basic and diluted	$(1,25)	$(14,69)	$(58,32)